FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

11. FAIR VALUE MEASUREMENTS

        Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

          Level 1—observable inputs that reflect quoted prices (unadjusted) in active markets for identical assets or liabilities;

          Level 2—inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

          Level 3—inputs for the asset or liability that are not based on observable market data (unobservable inputs).

        The fair value of financial assets and liabilities as of December 31, 2011 consisted of the following:

	Fair value measurement using
	Level 1	Level 2	Total
	RUR	RUR	RUR
Assets
Cash equivalents:
Bank deposits(1)	—	1,737	1,737
Investments in money market funds	3,603	—	3,603
Term deposits, current	—	4,789	4,789
Term deposits, non-current	—	2,344	2,344
Restricted cash	454	—	454
Loans to employees	—	137	137
Capital protected index-linked note—host contract	—	2,502	2,502
Capital protected index-linked note—derivative(2)	—	44	44

	4,057	11,553	15,610

Liabilities
Derivative contracts(2)	—	60	60
(1)
Bank deposits with original maturities of three months or less are included in cash equivalents. Bank deposits with maturities of more than three months are classified as term deposits.

(2)
Amounts are measured at fair value on a recurring basis.

        The fair value of financial assets and liabilities as of December 31, 2012 consisted of the following:

	Fair value measurement using
	Level 1	Level 2	Level 3	Total	Total
	RUR	RUR	RUR	RUR	$
Assets
Cash equivalents:
Bank deposits(1)	—	5,530	—	5,530	182.1
Investments in money market funds	969	—	—	969	31.9
Term deposits, current	—	4,629	—	4,629	152.4
Term deposits, non-current	—	10,330	—	10,330	340.1
Marketable securities, current(2)	76	—	—	76	2.5
Marketable securities, non-current(2)	39	—	—	39	1.3
Restricted cash	214	—	—	214	7.0
Loans to employees	—	199	—	199	6.6
Derivative contracts (Notes 4, 10)(2)	—	—	8	8	0.3
Capital protected index-linked note—host contract (Note 9)	—	2,366	—	2,366	77.9
Capital protected index-linked note—derivative(2) (Note 9)	—	12	—	12	0.4

	1,298	23,066	8	24,372	802.5

Liabilities
Derivative contracts(2)	—	50	—	50	1.6
  (1)
  Bank deposits with original maturities of three months or less are included in cash equivalents. Bank deposits with maturities of more than three months are classified as term deposits.

  (2)
  Amounts are measured at fair value on a recurring basis.

        The fair values of the Company's Level 1 financial assets are based on quoted market prices of the identical underlying securities. The fair values of the Company's Level 2 financial assets and liabilities are based on quoted prices and market observable data of similar instruments.

        There were no transfers of financial assets and liabilities between the levels of the fair value hierarchy during the years ended December 31, 2010, 2011 and 2012.

        The total gains attributable to bank deposits and investments in money market funds amounted to RUR 156, RUR 204 and RUR 910 ($30.0) in 2010, 2011 and 2012, respectively. Such amounts are included in interest income in the consolidated statements of income.

        The Company had no other financial assets or liabilities measured at fair value on a recurring basis during the years ended December 31, 2010, 2011 and 2012. The Company measures at fair value nonfinancial assets and liabilities recognized as a result of business combinations.

        The Company measures the fair value of investments in debt instruments carried at amortized cost for disclosure purposes. The carrying amounts and fair values of debt securities as of December 31, 2011 and 2012 were as follows:

	2011		2012
	Carrying amount	Fair value	Carrying amount		Fair value
	RUR	RUR	RUR	$	RUR	$
Puttable floating-rate note	805	808	—	—	—	—
Credit-linked notes	3,382	3,328	2,430	80.0	2,404	79.2

Total	4,187	4,136	2,430	80.0	2,404	79.2

        The Company does not estimate the fair value of non-marketable equity investments carried at cost because it did not identify events or changes in circumstances that might have had a significant adverse effect on the fair value of these investments. Furthermore, the Company believes it is not practicable to estimate the fair value of these equity investments since quoted market prices are not available and the cost of obtaining independent valuations appears excessive considering the materiality of the investments to the Company.